DRYDEN SHORT-TERM BOND FUND, INC.
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

December 11, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:                      485(a) Filing for Dryden Short-Term Bond Fund, Inc. - Dryden Short-Term Corporate Bond Fund

Registration Nos. 33-22363 and 811-05594

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.
.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary